INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill		$ 719,489,720		$ 693,383,630	$ 695,926,565
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		674,766,128		655,602,101	$ 664,877,100
Distribution rights | Chile
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		300,305,728		300,305,728
Distribution rights | Brazil
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		166,509,395		162,528,398
Distribution rights | Paraguay
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		204,305,759		188,443,848
Distribution rights | Argentina
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		$ 3,645,246		$ 4,324,127
Brazilian beer brand Therezopolis
INTANGIBLE ASSETS OTHER THAN GOODWILL
Purchase of intangible assets | R$	R$ 70
Percentage of each bottler bought	50.00%
Intangible assets other than goodwill | R$			R$ 35